Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1)(2) ($) (b)	Compensation Actually Paid to PEO(3)(4) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(3)(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income ($mm) (h)	Adjusted Operating Income ($mm) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2023	2,775,057	4,902,796	1,052,016	1,458,579	193.31	157.48	70.7	96.5
2022	4,237,236	2,166,146	1,036,904	703,292	113.95	138.39	78.8	105.2
2021	2,994,500	3,543,568	1,075,700	963,934	193.48	202.44	103.3	88.0
2020	3,043,500	4,189,473	1,155,400	1,432,153	162.81	141.94	65.4	84.1

Named Executive Officers, Footnote	Mr. Litwin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are as follows:
2023: Richard B. Leeds, Bruce Leeds, Robert Leeds, Thomas Clark, Claudia Hughes and Manoj Shetty.
2022: Thomas Clark, Claudia Hughes, Manoj Shetty and Klaus Werner.
2021: Richard B. Leeds, Bruce Leeds, Robert Leeds, Thomas Clark and Eric Lerner.
	2020: Richard B. Leeds, Bruce Leeds, Robert Leeds, Thomas Clark, Ritesh Chaturbedi, Robert Dooley and Eric Lerner.
Peer Group Issuers, Footnote	For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group represents the dollar value as of December 31, 2023, 2022, 2021 and 2020, of a deemed fixed investment of $100 at market close on December 31, 2019, assuming reinvestment of dividends. The Peer Group TSR set forth in this table utilizes the S&P Retail Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 2,775,057	$ 4,237,236	$ 2,994,500	$ 3,043,500
PEO Actually Paid Compensation Amount	$ 4,902,796	2,166,146	3,543,568	4,189,473
Adjustment To PEO Compensation, Footnote	For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively.

PEO		2023	2022	2021	2020
Summary Compensation Table ("SCT") Total for PEO (column (b))		$2,775,057	$4,237,236	$2,994,500	$3,043,500
-	aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—
+	service cost of pension benefits	$—	$—	$—	$—
+	prior service cost of pension benefits	$—	$—	$—	$—
-	SCT “Stock Awards” column value	$(199,978)	$(1,700,000)	$(850,000)	$(700,000)
-	SCT “Option Awards” column value	$(900,012)	$—	$(150,000)	$—
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,457,712	$986,025	$1,033,908	$1,010,159
[+/-]	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$1,537,977	$(1,463,516)	$444,935	$849,800
+	vesting date fair value of equity awards granted and vested in the covered year	$—	$200,013	$—	$—
[+/-]	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$232,040	$(93,612)	$70,225	$(13,986)
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—	$—
+	dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—	$—
+	excess fair value for equity award modifications	$—	$—	$—	$—
Compensation Actually Paid to PEO (column (c))		$4,902,796	$2,166,146	$3,543,568	$4,189,473

Non-PEO NEO Average Total Compensation Amount	$ 1,052,016	1,036,904	1,075,700	1,155,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,458,579	703,292	963,934	1,432,153
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs		2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))		$1,052,016	$1,036,904	$1,075,700	$1,155,400
-	aggregate change in actuarial present value of pension benefits	$—	$—	$—	$—
+	service cost of pension benefits	$—	$—	$—	$—
+	prior service cost of pension benefits	$—	$—	$—	$—
-	SCT “Stock Awards” column value	$(70,522)	$(197,150)	$(18,960)	$(71,400)
-	SCT “Option Awards” column value	$(284,112)	$(89,625)	$(18,960)	$(71,557)
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$463,981	$187,539	$33,741	$247,991
[+/-]	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$170,982	$(161,246)	$17,720	$138,509
+	vesting date fair value of equity awards granted and vested in the covered year	$—	$—	$—	$—
[+/-]	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$126,234	$(73,130)	$28,086	$33,210
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$(153,393)	$—
+	dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—	$—
+	excess fair value for equity award modifications	$—	$—	$—	$—
	Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,458,579	$703,292	$963,934	$1,432,153

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures (3 to 7 metrics w/o ranking)
Net Sales
Gross Profit
Gross Margin
Adjusted Operating Income

Total Shareholder Return Amount	$ 193.31	113.95	193.48	162.81
Peer Group Total Shareholder Return Amount	157.48	138.39	202.44	141.94
Net Income (Loss)	$ 70,700,000	$ 78,800,000	$ 103,300,000	$ 65,400,000
Company Selected Measure Amount	96,500,000	105,200,000	88,000,000.0	84,100,000
PEO Name	Mr. Litwin
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Litwin for each corresponding year in the Total Compensation column of the Summary Compensation Table. See Summary Compensation Table on page 51 of this Proxy Statement.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each corresponding year, adjusted as described in footnote 4 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,457,712	986,025	1,033,908	1,010,159
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,537,977	(1,463,516)	444,935	849,800
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	200,013	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,040	(93,612)	70,225	(13,986)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,978)	(1,700,000)	(850,000)	(700,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,012)	0	(150,000)	0
PEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,981	187,539	33,741	247,991
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,982	(161,246)	17,720	138,509
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,234	(73,130)	28,086	33,210
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(153,393)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,522)	(197,150)	(18,960)	(71,400)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,112)	(89,625)	(18,960)	(71,557)
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0